Premises and equipment	12 Months Ended
Dec. 31, 2017
Premises and equipment
19 Premises and equipment
end of	2017	2016
Premises and equipment (CHF million)
Buildings and improvements	2,163	2,197
Land	346	328
Leasehold improvements	2,102	2,164
Software	5,727	6,676
Equipment	2,149	2,119
Premises and equipment	12,487	13,484
Accumulated depreciation	(7,801)	(8,773)
Total premises and equipment, net	4,686	4,711
Depreciation and impairment
in	2017	2016	2015
CHF million
Depreciation	826	887	1,012
Impairment	33	25	24

Bank
Premises and equipment
18 Premises and equipment
end of	2017	2016
Premises and equipment (CHF million)
Buildings and improvements	2,139	2,179
Land	346	323
Leasehold improvements	2,041	2,162
Software	5,601	6,675
Equipment	1,547	2,051
Premises and equipment	11,674	13,390
Accumulated depreciation	(7,229)	(8,724)
Total premises and equipment, net	4,445	4,666
Depreciation and impairment
in	2017	2016	2015
CHF million
Depreciation	770	882	1,009
Impairment	33	25	24